Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Inventory [Abstract]
Inventory

Note 7 - Inventory

Inventory at September 30, 2017 and December 31, 2016 consisted of the following (in thousands):

	September 30, 2017	December 31, 2016
Raw materials	$220	$326
Work in process	7	238
Finished goods	563	497
Total Inventory	$790	$1,061

Note 8 - Inventory

Inventory at December 31, 2016 and 2015 consisted of the following (in thousands):

	December 31, 2016	December 31, 2015
Raw materials	$326	$153
Work in process	238	64
Finished goods	497	538
Total Inventory	$1,061	$755